Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before income taxes from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Domestic operations	$(94.9)	$(48.6)	$(38.5)
Foreign operations	90.5	91.5	77.0
Total	$(4.4)	$42.9	$38.5

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income taxes computed at the U.S. federal statutory income tax rate to our effective income tax rate for continuing operations is as follows:

(in millions of dollars)	2012	2011	2010
Income tax at U.S. statutory rate	$(1.5)	$15.0	$13.5
State, local and other tax, net of federal benefit	(0.6)	(1.3)	(0.8)
U.S. effect of foreign dividends and earnings	23.7	11.6	4.9
Unrealized foreign currency (loss) gain on intercompany debt	(7.7)	0.9	8.6
Foreign income taxed at a lower effective rate	(7.2)	(7.7)	(6.7)
(Decrease) increase in valuation allowance	(145.1)	5.4	15.7
U.S. effect of capital gain	11.0	—	—
Correction of deferred tax error on foreign subsidiary	0.8	—	(2.8)
Change in prior year tax estimates	(0.4)	1.0	(1.3)
Miscellaneous	5.6	(0.6)	(0.4)
Income taxes as reported	$(121.4)	$24.3	$30.7
Effective tax rate	NM	56.6%	79.7%

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Current expense
Federal and other	$6.0	$0.3	$0.6
Foreign	27.1	19.8	18.1
Total current income tax expense	33.1	20.1	18.7
Deferred (benefit) expense
Federal and other	(129.5)	4.9	4.8
Foreign	(25.0)	(0.7)	7.2
Total deferred income tax (benefit) expense	(154.5)	4.2	12.0
Total income tax (benefit) expense	$(121.4)	$24.3	$30.7

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets (liabilities) are as follows:

(in millions of dollars)	2012	2011
Deferred tax assets
Compensation and benefits	$15.6	$14.7
Pension	38.5	34.2
Inventory	5.8	5.4
Other reserves	18.0	7.2
Accounts receivable	6.0	3.7
Capital loss carryforwards	—	10.3
Foreign tax credit carryforwards	20.5	20.5
Net operating loss carryforwards	135.2	129.3
Miscellaneous	6.3	3.3
Gross deferred income tax assets	245.9	228.6
Valuation allowance	(55.4)	(204.3)
Net deferred tax assets	190.5	24.3
Deferred tax liabilities
Depreciation	(27.3)	(2.0)
Identifiable intangibles	(257.4)	(73.0)
Unrealized foreign currency gain on intercompany debt	(3.3)	(10.6)
Gross deferred tax liabilities	(288.0)	(85.6)
Net deferred tax liabilities	$(97.5)	$(61.3)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$5.5	$5.7	$6.0
Additions for tax positions of prior years	2.0	0.1	0.2
Reductions for tax positions of prior years	(1.5)	(0.2)	(0.5)
Settlements	—	(0.1)	—
Mead C&OP acquisition	50.3	—	—
Balance at end of year	$56.3	$5.5	$5.7